Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Current Assets
Schedule of other current assets

        Other current assets consisted of the following as at December 31 (in thousands):

	2015	2014
Fair value of swaps	$138	—
Claims receivable	954	$7,856
Advances to suppliers and other assets	3,365	3,784

Total	$4,457	$11,640